Shareholders' Equity - Summary of Inputs Used in the Measurement of the Fair Values and the Related Fair Values at the Grant Dates (Detail)	6 Months Ended
Jun. 30, 2019 yr € / shares
Key management personnel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted-average)	87.58%
Contractual life | yr	10
Expected dividends	0.00%
Key management personnel [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 6.07
Share price at grant date	9.83
Exercise price	€ 9.83
Expected dividends	0.00%
Risk-free interest rate (based on government bonds)	2.13%
Key management personnel [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 7.60
Share price at grant date	12.49
Exercise price	€ 12.49
Expected dividends	0.00%
Risk-free interest rate (based on government bonds)	2.74%
All other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted-average)	87.11%
Contractual life | yr	10
Expected dividends	0.00%
All other employees [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 6.15
Share price at grant date	9.83
Exercise price	€ 9.83
Expected dividends	0.00%
Risk-free interest rate (based on government bonds)	2.02%
All other employees [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 8.62
Share price at grant date	14.19
Exercise price	€ 14.19
Expected dividends	0.00%
Risk-free interest rate (based on government bonds)	2.65%